Business Combination (Details) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 29, 2021	Nov. 02, 2020	Nov. 02, 2020	Jan. 08, 2020	Jan. 28, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Business Combination (Details) [Line Items]
Common stock shares exchange (in Shares)		564,467	564,467
Common stock fair value				$ 14,285,714
Fair value per share (in Dollars per share)									$ 0.0001
Issued of restricted shares (in Shares)							106,041	25,080	6,995,735	58,627,601	51,762,839
Weighted average useful life							5 years
Goodwill						$ 5,577,926	$ 5,577,926		$ 5,078,090
Restricted shares of common stock (in Shares)						2,912,621
Lovarra Inc. [Member]
Business Combination (Details) [Line Items]
Weighted average useful life						5 years
Goodwill						$ 7,500,000
Number of common stock acquired (in Shares)					26,350,756
Fair value shares of common stock					$ 31,500,000
Common stock price per shares (in Dollars per share)					$ 1.195411
Common stock price par value					$ 0.001
Intangible assets						24,000,000
Push Holdings Inc. [Member]
Business Combination (Details) [Line Items]
Common stock shares exchange (in Shares)				35,714,285
Goodwill						4,781,208
Other intangible assets						$ 8,250,000
Weighted average useful life						5 years
Number of common stock acquired (in Shares)				35,714,285
Fair value shares of common stock				$ 14,285,714
Push Holdings Inc. [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Goodwill							4,781,208
Other intangible assets							$ 8,250,000
Fixel AI Inc. [Member]
Business Combination (Details) [Line Items]
Goodwill						$ 296,882
Other intangible assets						$ 4,678,422
Exchange for shares (in Shares)			564,467
Fair value per share (in Dollars per share)		$ 8.86	$ 8.86
Issued of restricted shares (in Shares)							564,467
Shares issue percentage						20.00%	20.00%
Share price description							The Shares were issued at a trailing twenty (20) day VWAP of $8.86 per share.
Weighted average useful life						5 years
Number of common stock acquired (in Shares)		564,467
Fair value of shares (in Dollars per share)		$ 8.86	$ 8.86
Issued of restricted shares (in Shares)						564,467
VWAP of per share (in Dollars per share)						$ 8.86
Fixel AI Inc. [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Goodwill							$ 296,882
Other intangible assets							4,678,422
Rebel AI Inc [Member]
Business Combination (Details) [Line Items]
Goodwill						$ 499,836
Other intangible assets						$ 6,789,969	$ 6,789,969
Fair value per share (in Dollars per share)	$ 6
Weighted average useful life						5 years	5 years
Total cash consideration	$ 1,126,000
Exchanged shares (in Shares)	1,032,056
Shares transaction per shares (in Shares)	6
Shares issued (in Shares)							1,032,056
Restricted shares per shares (in Shares)							6
Goodwill							$ 499,836
VWAP of per share (in Dollars per share)						$ 6
Total cash consideration	$ 1,126,000
Exchange of shares common stock (in Shares)	1,032,056
Restricted shares of common stock (in Shares)						1,032,056